Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 11,674	$ 6,948
Additions	5,347	7,287
Amortization expense	(6,088)	(3,935)	$ (2,146)
Foreign currency translation difference	(301)	266
Ending Balance	11,442	11,674	6,948
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	74	74
Additions		39
Amortization expense	(28)	(43)
Foreign currency translation difference	(3)	4
Ending Balance	43	74	74
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	11,600	6,874
Additions	5,347	7,248
Amortization expense	(5,250)	(2,784)
Foreign currency translation difference	(298)	262
Ending Balance	$ 11,399	$ 11,600	$ 6,874